PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Disclosure of Employees Total Annual Compensation
As of December 31, 2019, 2018 and 2017, ArcelorMittal had approximately 191,000, 209,000 and 197,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2019, 2018 and 2017 was as follows:

	Year Ended December 31,
Employee Information	2019	2018	2017
Wages and salaries	8,380	8,176	7,912
Defined benefits cost (see note 8.2)	201	264	265
Loss following new labor agreement in the U.S. (see note 8.2)	—	15	—
Other staff expenses	1,668	2,004	1,791
Total	10,249	10,459	9,968

Disclosure of Information About Key Management Personnel
The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2019, 2018 and 2017 was as follows:

	Year Ended December 31,
	2019	2018	2017
Base salary and directors fees	8	8	8
Short-term performance-related bonus	9	8	7
Post-employment benefits	1	1	1
Share-based payments	—	4	3

Disclosure of Net Defined Benefit Liability (Asset)	Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2019	2018
Pension plan benefits	3,289	3,034
Other post-employment benefits and other long-term employee benefits ("OPEB")	3,792	3,600
Termination benefits	198	222
Defined benefit liabilities	7,279	6,856
Provisions for social plans (non-current)	64	126
Total	7,343	6,982

Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2019
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,098	2,907	591	531	69
Current service cost	80	40	9	28	3
Interest cost on DBO	163	124	22	11	6
Plan participants’ contribution	29	29	—	—	—
Actuarial (gain) loss	129	29	67	26	7
Demographic assumptions	4	(11)	15	—	—
Financial assumptions	256	169	53	25	9
Experience adjustment	(131)	(129)	(1)	1	(2)
Benefits paid	(242)	(170)	(31)	(37)	(4)
Foreign currency exchange rate differences and other movements	37	17	30	(13)	3
Benefit obligation at end of the period	4,294	2,976	688	546	84

Change in plan assets
Fair value of plan assets at beginning of the period	498	491	—	7	—
Interest income on plan assets	20	20	—	—	—
Return on plan assets greater/(less) than discount rate	37	37	—	—	—
Employer contribution	(25)	(25)	—	—	—
Plan participants’ contribution	29	29	—	—	—
Benefits paid	(57)	(56)	—	(1)	—
Fair value of plan assets at end of the period	502	496	—	6	—

Present value of the wholly or partly funded obligation	(575)	(531)	—	(44)	—
Fair value of plan assets	502	496	—	6	—
Net present value of the wholly or partly funded obligation	(73)	(35)	—	(38)	—
Present value of the unfunded obligation	(3,719)	(2,445)	(688)	(502)	(84)
Net amount recognized	(3,792)	(2,480)	(688)	(540)	(84)

	Year ended December 31, 2018
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,686	3,269	679	579	159
Current service cost	85	49	10	25	1
Interest cost on DBO	155	120	21	12	2
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Plan participants’ contribution	32	32	—	—	—
Actuarial (gain) loss	(395)	(365)	(32)	3	(1)
Demographic assumptions	(11)	(14)	2	1	—
Financial assumptions	(320)	(285)	(24)	(8)	(3)
Experience adjustment	(64)	(66)	(10)	10	2
Benefits paid	(266)	(188)	(34)	(41)	(3)
Foreign currency exchange rate differences and other movements	(184)	—	(52)	(43)	(89)
Benefit obligation at end of the period	4,098	2,907	591	531	69

Change in plan assets
Fair value of plan assets at beginning of the period	546	538	—	8	—
Interest income on plan assets	17	17	—	—	—
Return on plan assets greater/(less) than discount rate	(33)	(32)	—	(1)	—
Employer contribution	(3)	(3)	—	—	—
Plan participants’ contribution	32	32	—	—	—
Benefits paid	(63)	(61)	—	(2)	—
Foreign currency exchange rate differences and other movements	2	—	—	2	—
Fair value of plan assets at end of the period	498	491	—	7	—

Present value of the wholly or partly funded obligation	(589)	(528)	—	(61)	—
Fair value of plan assets	498	491	—	7	—
Net present value of the wholly or partly funded obligation	(91)	(37)	—	(54)	—
Present value of the unfunded obligation	(3,509)	(2,379)	(591)	(470)	(69)
Net amount recognized	(3,600)	(2,416)	(591)	(524)	(69)

The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2019
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	9,872	3,266	3,001	724	2,716	165
Current service cost	114	26	21	—	58	9
Interest cost on DBO	367	130	110	58	47	22
Past service cost - Plan amendments	4	—	—	2	2	—
Plan participants’ contribution	2	—	—	—	2	—
Settlements	(172)	—	—	(169)	(3)	—
Actuarial (gain) loss	1,001	342	277	121	176	85
Demographic assumptions	16	2	43	—	(29)	—
Financial assumptions	949	334	213	138	209	55
Experience adjustment	36	6	21	(17)	(4)	30
Benefits paid	(652)	(261)	(201)	(42)	(127)	(21)
Foreign currency exchange rate differences and other movements	93	2	152	(30)	(41)	10
Benefit obligation at end of the period	10,629	3,505	3,360	664	2,830	270

Change in plan assets
Fair value of plan assets at beginning of the period	6,877	2,676	2,664	655	882	—
Interest income on plan assets	256	95	92	54	15	—
Return on plan assets greater than discount rate	808	360	305	79	64	—
Employer contribution	77	7	27	2	41	—
Plan participants’ contribution	2	—	—	—	2	—
Settlement	(146)	—	—	(143)	(3)	—
Benefits paid	(541)	(257)	(200)	(42)	(42)	—
Foreign currency exchange rate differences and other movements	62	—	133	(29)	(42)	—
Fair value of plan assets at end of the period	7,395	2,881	3,021	576	917	—

Present value of the wholly or partly funded obligation	(9,012)	(3,476)	(3,345)	(663)	(1,528)	—
Fair value of plan assets	7,395	2,881	3,021	576	917	—
Net present value of the wholly or partly funded obligation	(1,617)	(595)	(324)	(87)	(611)	—
Present value of the unfunded obligation	(1,617)	(29)	(15)	(1)	(1,302)	(270)
Prepaid due to unrecoverable surpluses	(30)	—	(25)	(2)	(3)	—
Net amount recognized	(3,264)	(624)	(364)	(90)	(1,916)	(270)

Net assets related to funded obligations	25	8	13	—	4	—
Recognized liabilities	(3,289)	(632)	(377)	(90)	(1,920)	(270)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	—	(21)	(3)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(1)	—	(2)	1	—	—
Exchange rates changes	(1)	—	(1)	—	—	—
Unrecoverable surplus at end of the period	(30)	—	(25)	(2)	(3)	—

	Year ended December 31, 2018
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,835	3,508	3,481	766	2,990	90
Current service cost	136	31	25	3	68	9
Interest cost on DBO	360	120	110	68	42	20
Past service cost - Plan amendments	25	25	—	—	—	—
Plan participants’ contribution	3	—	1	—	2	—
Settlements	(76)	—	(61)	—	—	(15)
Actuarial (gain) loss	(290)	(159)	(72)	50	(104)	(5)
Demographic assumptions	20	9	1	—	10	—
Financial assumptions	(311)	(163)	(75)	38	(92)	(19)
Experience adjustment	1	(5)	2	12	(22)	14
Benefits paid	(671)	(259)	(203)	(48)	(144)	(17)
Termination benefits	6	—	—	—	6	—
Foreign currency exchange rate differences and other movements	(456)	—	(280)	(115)	(144)	83
Benefit obligation at end of the period	9,872	3,266	3,001	724	2,716	165

Change in plan assets
Fair value of plan assets at beginning of the period	7,822	2,993	3,167	723	924	15
Interest income on plan assets	267	92	97	63	15	—
Return on plan assets greater/(less) than discount rate	(333)	(197)	(142)	20	(15)	1
Employer contribution	151	42	59	6	44	—
Plan participants’ contribution	3	—	1	—	2	—
Settlements	(78)	—	(63)	—	—	(15)
Benefits paid	(550)	(254)	(203)	(48)	(45)	—
Foreign currency exchange rate differences and other movements	(405)	—	(252)	(109)	(43)	(1)
Fair value of plan assets at end of the period	6,877	2,676	2,664	655	882	—

Present value of the wholly or partly funded obligation	(8,537)	(3,238)	(2,988)	(723)	(1,500)	(88)
Fair value of plan assets	6,877	2,676	2,664	655	882	—
Net present value of the wholly or partly funded obligation	(1,660)	(562)	(324)	(68)	(618)	(88)
Present value of the unfunded obligation	(1,335)	(28)	(13)	(1)	(1,216)	(77)
Prepaid due to unrecoverable surpluses	(27)	—	(21)	(3)	(3)	—
Net amount recognized	(3,022)	(590)	(358)	(72)	(1,837)	(165)

Net assets related to funded obligations	12	—	9	—	3	—
Recognized liabilities	(3,034)	(590)	(367)	(72)	(1,840)	(165)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(34)	—	(23)	(3)	(6)	(2)
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	6	—	2	(1)	3	2
Exchange rates changes	2	—	1	1	—	—
Unrecoverable surplus at end of the period	(27)	—	(21)	(3)	(3)	—

Components of Net Periodic Pension and Post-employment Cost
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2019
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	80	40	9	28	3
Net interest cost/(income) on net DB liability/(asset)	143	104	22	11	6
Actuarial (gains)/losses recognized during the year	8	—	—	8	—
Total	231	144	31	47	9

	Year ended December 31, 2018
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	85	49	10	25	1
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Net interest cost/(income) on net DB liability/(asset)	138	103	21	12	2
Actuarial (gains)/losses recognized during the year	7	—	—	7	—
Total	215	142	30	40	3

	Year ended December 31, 2017
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	58	9	26	7
Past service cost - Plan amendments	4	—	1	2	1
Net interest cost/(income) on net DB liability/(asset)	204	159	23	11	11
Actuarial (gains)/losses recognized during the year	2	—	—	2	—
Total	310	217	33	41	19

The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2019
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	114	26	21	—	58	9
Past service cost - Plan amendments	4	—	—	2	2	—
Past service cost - Settlements	(26)	—	—	(26)	—	—
Net interest cost/(income) on net DB liability/(asset)	112	35	19	4	32	22
Total	204	61	40	(20)	92	31

	Year ended December 31, 2018
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	136	31	25	3	68	9
Past service cost - Plan amendments	25	25	—	—	—	—
Past service cost - Settlements	2	—	2	—	—	—
Cost of termination benefits	6	—	—	—	6	—
Net interest cost/(income) on net DB liability/(asset)	94	28	14	5	27	20
Total	263	84	41	8	101	29

	Year ended December 31, 2017
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	125	32	26	4	60	3
Past service cost - Plan amendments	14	—	13	—	1	—
Net interest cost/(income) on net DB liability/(asset)	106	48	13	4	31	10
Total	245	80	52	8	92	13

Expenses recognized in the Consolidated Statement of Operations
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2019	2018	2017
Net periodic pension cost	204	263	245
Net periodic OPEB cost	231	215	310
Total	435	478	555

Cost of sales	142	212	220
Selling, general and administrative expenses	30	34	23
Financing costs - net	263	232	312
Total	435	478	555

Schedule of Weighted-average Asset Allocations for the Funded Defined Benefit Pension Plans by Asset Category
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2019
	United States	Canada	Brazil	Europe
Equity Securities	40%	44%	6%	2%
- Asset classes that have a quoted market price in an active market	13%	34%	6%	2%
- Asset classes that do not have a quoted market price in an active market	27%	10%	—	—
Fixed Income Securities (including cash)	43%	48%	88%	73%
- Asset classes that have a quoted market price in an active market	—	42%	88%	73%
- Asset classes that do not have a quoted market price in an active market	43%	6%	—	—
Real Estate	3%	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	1%	—
- Asset classes that do not have a quoted market price in an active market	3%	6%	—	—
Other	14%	2%	5%	25%
- Asset classes that have a quoted market price in an active market	5%	—	5%	5%
- Asset classes that do not have a quoted market price in an active market	9%	2%	—	20%	[1]
Total	100%	100%	100%	100%

	December 31, 2018
	United States	Canada	Brazil	Europe
Equity Securities	35%	42%	—	3%
- Asset classes that have a quoted market price in an active market	12%	33%	—	3%
- Asset classes that do not have a quoted market price in an active market	23%	9%	—	—
Fixed Income Securities (including cash)	46%	50%	78%	72%
- Asset classes that have a quoted market price in an active market	—	44%	78%	67%
- Asset classes that do not have a quoted market price in an active market	46%	6%	—	5%
Real Estate	5%	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	1%	—
- Asset classes that do not have a quoted market price in an active market	5%	6%	—	—
Other	14%	2%	21%	25%
- Asset classes that have a quoted market price in an active market	4%	2%	21%	4%
- Asset classes that do not have a quoted market price in an active market	10%	—	—	21%	[1]
Total	100%	100%	100%	100%

1.
The percentage consists primarily of assets from insurance contracts in Belgium.

Disclosure of Fair Value of Plan Assets

	December 31, 2019
	United States	Canada	Brazil	Europe
Equity Securities	38%	45%	6%	3%
Fixed Income Securities (including cash)	44%	48%	88%	72%
Real Estate	3%	6%	1%	—
Other	15%	1%	5%	25%	[1]
Total	100%	100%	100%	100%

1.
The percentage consists primarily of assets from insurance contracts in Belgium.

Actuarial Assumptions for Defined Benefit Obligations
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2019	2018	2017	2019	2018	2017
Discount rate
Range	1.00% - 10.50%	1.75% - 16.00%	1.50% - 15.00%	1.00% - 7.25%	1.75% - 9.50%	1.30% - 7.65%
Weighted average	2.90%	3.80%	3.45%	3.06%	3.98%	3.60%
Rate of compensation increase
Range	1.90% - 10.00%	2.00% - 10.00%	1.80% - 9.00%	1.60% - 4.80%	2.00% - 4.80%	2.00% - 4.50%
Weighted average	2.80%	2.85%	2.81%	2.95%	3.24%	3.32%

Disclosure of Defined Benefit Plans

	Other Post-employment Benefits
	2019	2018	2017
Healthcare cost trend rate assumed
Range	1.80% - 5.00%	1.80% - 8.00%	1.80% - 5.00%
Weighted average	4.42%	4.46%	4.48%

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2019, the defined benefit obligation for pension plans was 10,629):

	Effect on 2020 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2019 DBO
Change in assumption
100 basis points decrease in discount rate	(54)	1,321
100 basis points increase in discount rate	42	(1,081)
100 basis points decrease in rate of compensation	(13)	(178)
100 basis points increase in rate of compensation	14	180
1 year increase of the expected life of the beneficiaries	10	302

The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2019 the defined benefit obligation for post-employment benefit plans was 4,294):

	Effect on 2020 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2019 DBO
Change in assumption
100 basis points decrease in discount rate	(3)	682
100 basis points increase in discount rate	2	(536)
100 basis points decrease in healthcare cost trend rate	(29)	(450)
100 basis points increase in healthcare cost trend rate	39	566
1 year increase of the expected life of the beneficiaries	7	162

Disclosure of Exercise Prices of Outstanding Share Options

Grant date	Exercise prices (per option)
August 2010	$91.98

Changes in Stock Options Issued
Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2019, 2018 and 2017:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2016	4,682,534	63.42 – 235.32	153.19
Expired	(1,397,659)	63.42 – 235.32	170.40
Outstanding, December 31, 2017	3,284,875	63.42 – 235.32	145.86
Expired	(1,295,500)	63.42 – 235.32	215.77
Outstanding, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Expired	(1,084,985)	91.98 – 109.14	107.29
Outstanding, December 31, 2019	904,390	91.98	91.98

Exercisable, December 31, 2017	3,284,875	63.42 – 235.32	145.86
Exercisable, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Exercisable, December 31, 2019	904,390	91.98	91.98

Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following table summarizes information about total stock options of the Company outstanding as of December 31, 2019:

Options Outstanding
Exercise Price (per option)	Number of options	Remaining contractual life (in years)	Options exercisable (number of options)	Maturity
91.98	904,390	0.59	904,390	August 3, 2020

Terms and Conditions of Share-based Payment Arrangements
Conditions of the 2019 grant were as follows:

		CEO Office				Other Executive Officers
2019 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target			Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE	100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)	100% target 100% vesting
		Vesting percentage	50%	100%

The plans in 2018, 2017 and 2016 are summarized below:

		CEO Office				Other Executive Officers
2016 Special Grant	●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period			●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●
Performance criteria: ROCE and Gap to competition in some areas one target grant: a share will vest if performance is met at target one overperformance grant: a share will vest if performance exceeds 120%

	●	Value at grant: 150% of base salary for the CEO and the President and CFO			●	Vesting conditions:
	●	Vesting conditions:
			Threshold	Target		Performance	100%	≥120%
		TSR/EPS vs. peer group	100% median	≥120% median		Target award vesting	100%	100%
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Overperformance award (=20% of target award)	-	100%
		Vesting percentage	50%	100%
2017 Grant	●	PSUs with a three-year performance period			●	PSUs with a three-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●	Performance criteria: TSR and Gap to competition in some areas
	●	Value at grant: 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR vs. peer group	100% median 50% vesting	≥120% median 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)	-	100% target 100% vesting
		Vesting percentage	50%	100%
2018 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target				Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%

Summary of Share Unit Plans Outstanding
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2019:

At Grant date						Number of shares issued as of December 31, 2019
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares forfeited
December 16, 2019	PSU	1,760,350	517	January 1, 2023	18.57	1,760,350	—
December 16, 2019	CEO Office	172,517	2	January 1, 2023	14.89	172,517	—
December 20, 2018	PSU	1,358,750	524	January 1, 2022	21.31	1,298,550	60,200
December 20, 2018	CEO Office	134,861	2	January 1, 2022	16.58	134,861	—
December 20, 2017	PSU	1,081,447	527	January 1, 2021	18.42	958,082	123,365
December 20, 2017	CEO Office	90,084	2	January 1, 2021	22.85	90,084	—
June 30, 2016	PSU II	3,472,355	554	January 1, 2021	13.17	2,751,076	721,279
June 30, 2016	CEO PSU II	153,268	2	January 1, 2022	16.62	153,268	—
June 30, 2016	CEO PSU I	153,268	2	January 1, 2020	10.68	153,268	—
Total		8,376,900			$10.68 – $22.85	7,472,056	904,844

Schedule of Share Unit Plan Activity
Share unit plan activity is summarized below as of and for each year ended December 31, 2019, 2018 and 2017:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2016	650,254	21.00	8,039,494	15.08
Granted [1]	—	—	1,199,338	19.25
Exited	(303,550)	30.69	(204,855)	43.34
Forfeited	(40,699)	20.32	(437,141)	18.33
Outstanding, December 31, 2017	306,005	11.49	8,596,836	14.83
Granted [2]	—	—	1,577,865	21.32
Exited	(288,721)	11.49	(412,893)	28.98
Forfeited	(17,284)	11.49	(391,348)	16.41
Outstanding, December 31, 2018	—	—	9,370,460	15.34
Granted [3]	—	—	2,018,176	17.96
Exited	—	—	(2,677,011)	13.49
Forfeited	—	—	(1,239,569)	14.25
Outstanding, December 31, 2019	—	—	7,472,056	16.76

1.	Including 27,807 over-performance shares granted for the targets achievement of the PSU grant September 27, 2013.

2.	Including 56,606 over-performance shares granted for the targets achievement of the PSU grant September 17, 2014 and 27,648 of the GMB PSU grant June 30, 2015.
3.
Including 85,309 over-performance shares granted for the targets achievement of the PSU grant December 18, 2015.